CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Ordinary shares, shares authorized (in shares)	10,000,000,000
Treasury shares (in shares)	25,900,751	5,003,000
Class A Ordinary Shares
Ordinary shares, par value per share (in USD per share)	$ 0.000005	$ 0.000005
Ordinary shares, shares authorized (in shares)	8,000,000,000	8,000,000,000
Ordinary shares, shares issued (in shares)	336,406,528	296,169,110
Ordinary shares, shares outstanding (in shares)	310,505,777	291,166,110
Class B Ordinary Shares
Ordinary shares, par value per share (in USD per share)	$ 0.000005	$ 0.000005
Ordinary shares, shares authorized (in shares)	1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in shares)	45,960,916	48,960,916
Ordinary shares, shares outstanding (in shares)	45,960,916	48,960,916